SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Beginning balance
Goodwill recognized from business acquisitions	2,900,729
Ending balance	$ 2,900,729